Fair value measurements - Geographic allocations of trading assets related to government, agency and municipal securities (Detail) - Government, agency and municipal securities [Member] - JPY (¥)
¥ in Billions
		Sep. 30, 2018	Mar. 31, 2018
Fair value, concentration of credit risk [Line items]
Trading assets	[1]	¥ 6,709	¥ 6,614
Japan [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		2,208	2,394
U.S. [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		2,136	2,168
EU [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		1,757	1,512
Other [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		¥ 608	¥ 540

[1]	Other than above, there were \344 billion and \305 billion of government, agency and municipal securities reported within Other assets-Non-trading debt securities in the consolidated balance sheets as of March 31, 2018 and September 30 2018, respectively. These securities are primarily Japanese government, agency and municipal securities.